Related Party Transactions - Balances with Related Parties (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Ping An Group [Member]
Related Party Transaction [Line Items]
Cash and cash equivalents and short term investments	¥ 1,117,132	$ 162,480	¥ 1,374,574